Non-current assets - Intangible Assets	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Non-current assets - Intangible Assets

Note 6 Non-current assets – Intangible assets

	Consolidated
	30 June 2024	31 December 2023
	US$	US$
Goodwill	11,975,024	11,975,024
Technology	-	15,285
	11,975,024	11,990,309

	Goodwill	Technology	Total
	US$	US$	US$
Balance at the beginning of the year	11,975,024	15,285	11,990,309
Additions	-	-	-
Amortisation	-	(15,285)	(15,285)
Written-off	-	-	-
Balance at the end of the year	11,975,024	-	11,975,024

Intangible assets, other than goodwill, have finite useful lives. The current amortisation charges for intangible assets are included under depreciation and amortisation expense in the consolidated statement of profit or loss and other comprehensive income. Goodwill has an indefinite useful life.

The Company performs its annual impairment testing on June 30 each year. For the purposes of impairment testing, the cash generating unit has been defined as the business to which the goodwill relates where individual cash flows can be ascertained for the purposes of discounting future cash flows.

	Consolidated
The carrying amount of goodwill allocated to the cash generating unit	30 June 2024	31 December 2023
	US$	US$
NOVONIX Anode Materials	11,975,024	11,975,024
Total carrying amount of goodwill	11,975,024	11,975,024

For the 2024 annual impairment test, the recoverable amount of the Cash Generation Unit ("CGU") was determined based on a ‘Value in Use’ (“VIU”) calculation, based on the current Riverside Project Plan which assumes that commercial offtake will commence in 2025. The calculation of VIU involves the use of significant estimates and assumptions which include volume, growth rates and gross margins used to calculate projected future cash flows. The present value of the expected cash flows is determined by applying an appropriate discount rate, which reflects the assessment of current market conditions of the time value of money.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE HALF-YEAR ENDED JUNE 30, 2024

Note 6 Non-current assets – Intangible assets (continued)

The recoverable amount of the NOVONIX Anode Materials CGU (“NAM CGU”) is deemed to be in excess of the carrying value of the NAM CGU, and therefore no impairment has been recognised as of June 30, 2024.

The calculations use cashflow projections based on financial budgets approved by management and the Board covering a 10-year period which management has determined is appropriate to reflect the ramp up in production to get to full capacity by 2028, at which point the operations of the business will normalise.

The key assumptions used in the value in use calculations are: (i) post-tax discount rate of 11.5%, (ii) revenue sales prices initially range from USD $7-10/Kg in line with the Group's previously disclosed estimates for production economics, with inflationary and other expected pricing increases assumed thereafter, (iii) sales volume growth rates are based on current and expected customer demand, reflecting the ramp up of production equipment commissioning and product being available for sale with no incremental production volume growth expected after full production capacity of 20,000 tpa is reached, (iv) operating costs of $6-8/Kg, based on the current Riverside Project Plan and adjusted for inflationary increases; and (v) terminal value used to extrapolate cash flows beyond the forecast period of 2.5% based on future expectations for growth in the context of inflation expectations in the country in which the NAM CGU operates.

Management recognizes that there are various reasons that estimates used in these assumptions may vary. Management does not believe that there are reasonably possible changes in any one key assumption that would result in the carrying amount of the NAM CGU to exceed its recoverable amount.

For the 2023 annual impairment test, the recoverable amount of the NAM CGU was determined based on a ‘Fair Value Less Costs to Sell’ (“FVLCS”) basis. To determine the recoverable amount, the FVLCS was calculated with reference to the allocated portion of the Company’s enterprise value (EV). The EV model calculation considered the following:

• The market capitalization of the Company on the (ASX:NVX) as of June 30, 2023;

• The volatility of the share price of the Company as of June 30, 2023; and

• The issuance of the convertible notes in June 2023 given that the convertible loan note issuance is directly associated with the planned future expansion of the NAM CGU.